FAIR VALUE MEASUREMENT - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value Measured on a Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Prepaid forward contracts
Assets:
Derivative asset		$ 10,956
Liabilities:
Derivative liability		13,158
Prepaid forward contracts | Level II
Assets:
Derivative asset	$ 54,578	10,956
Liabilities:
Derivative liability	107,066	13,158
Interest Rate Swap
Liabilities:
Derivative liability		78,823
Interest Rate Swap | Level II
Liabilities:
Derivative liability	69,271	78,823
Investment securities pledged as collateral
Assets:
Investment securities		1,483,030
Investment securities pledged as collateral | Level I
Assets:
Investment securities	1,652,917	1,483,030
Cash equivalents and other
Assets:
Cash and cash equivalents		100,139
Cash equivalents and other | Level I
Assets:
Cash and cash equivalents	$ 65,801	$ 100,139